Streaming transactions (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	$ 141	$ 148	$ 86
Variable revenue - additional payments received	106	96	85
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	19	14	49
Variable revenue - additional payments received	4	3	11
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Fixed revenue contract liabilities realized	122	134	37
Variable revenue - additional payments received	$ 102	$ 93	$ 74